PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

June 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

CIK No. 0000909466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class C, Class Y, Class R5, Class R6 and Investor Class shares of Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Limited Term Municipal Income Fund, Invesco Municipal Income Fund, Invesco New York Tax Free Income Fund and Invesco Tax-Exempt Cash Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 69 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 69 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 26, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Sincerely,

/s/ Peter Davidson

Peter Davidson
Assistant General Counsel